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1.   Name and address of Issuer:
                  LORD ASSET MANAGEMENT TRUST
                  440 S. LASALLE STREET, SUITE 3900
                  CHICAGO, IL 60605

2. The name of each series or class of securities for which this Form is being filed.

        (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): (X)

3.   Investment  Company Act File Number:  811-8348
     Securities Act File Number:  33-75138

4(a). Last day of fiscal year for which this Form is filed:
                  OCTOBER 31, 1997

4(b).[X] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

5.   Calculation of registration fee

          (i)  Aggregate  sale price of  securities  sold during the fiscal year
               pursuant to section 24(f):                                                      $6,083,859

          (ii) Aggregate price of securities  redeemed or repurchased during the
               fiscal year:                                                          $ 498,900

         (iii) Aggregate price of securities  redeemed or repurchased during any prior  fiscal year ending no earlier  than  October 11, 1995 that were not previously used to reduce  registration  fees payable to
               the Commission:                                                       $ 0

          (iv) Total available redemption credits (add Items 5(ii) and 5(iii):                 $  498,900

          (v)  Net sales - if Item 5(i) is  greater  than Item  5(iv)  (subtract
               Item 5(iv) from Item 5(i):                                                      $5,584,959

          (vi) Redemption  credits  available  for use in future years - if Item
               5(i) is less than Item 5(iv) (subtract Item 5(iv) from Item 5(i):     $__(  )__

         (vii) Multiplier  for  determining  registration  fee (See  Instruction
               C.9):                                                                           x.000295

        (viii) Registration  fee due (multiply Item 5(v) by Item 5(vii) (enter
               0 if no fee is due):                                                            1647.56
                    Fee paid 1/28/98 (Accession Number 1000943008-98-000009)                   (861.18)
                                                                                               ---------
                                                                                                786.38

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     _______________. If there is a number of shares or other units that were registered pursuant to rule 24f-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

7.   Interest  due - if this Form is being filed more than 90 days after the end
     of the issuer's fiscal year (see Instruction D):                                          $31.99
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8.   Total the amount of the  registration fee due plus any interest due (line 5
     (viii) plus line 7):                                                                      $818.37

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: November 24, 1998
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              Method of Delivery:

              [x]  Wire transfer
              [ ]  Mail or other means

                                   Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
         /s/ Thomas S. White, Jr.
             President and Chairman

Date:   November 24, 1998

*Please print the name and title of the signing officer below the signature.